Consolidated Balance Sheets Parenthetical (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred financing cost, accumulated amortization	$ 58,626	$ 809,158
Intangible lease assets, accumulated amortization	$ 841,686	$ 703,675
Common stock, par value	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Series A Preferred Stock
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, liquidation value	$ 1,000	$ 1,000
Preferred Stock, Shares Issued	27,585	27,844
Preferred Stock, Shares Outstanding	27,585	27,844
Series B Preferred Stock
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, liquidation value	$ 1,000	$ 1,000
Preferred Stock, Shares Issued	9,807	9,904
Preferred Stock, Shares Outstanding	9,807	9,904
Common Class A
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	889,500,000	889,500,000
Common stock, shares issued	3,180,063	3,146,527
Common stock, shares outstanding	3,180,063	3,146,527
Common Class B-1
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,500,000	3,500,000
Common stock, shares issued	3,180,063	3,146,528
Common stock, shares outstanding	3,180,063	3,146,528
Common Class B-2
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,500,000	3,500,000
Common stock, shares issued	3,180,063	3,146,528
Common stock, shares outstanding	3,180,063	3,146,528
Common Class B-3
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,500,000	3,500,000
Common stock, shares issued	3,180,062	3,146,527
Common stock, shares outstanding	3,180,062	3,146,527